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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

               CREDIT SUISSE WARBURG PINCUS EMERGING MARKETS FUND
         CREDIT SUISSE INSTITUTIONAL FUND -- EMERGING MARKETS PORTFOLIO
        CREDIT SUISSE WARBURG PINCUS TRUST -- EMERGING MARKETS PORTFOLIO

The following information supersedes certain information contained in the funds' and trust's Prospectuses and Statements of Additional Information.

Richard Watt continues to serve as the Portfolio Manager of the fund and portfolios. Emily Alejos and Neil Gregson continue to serve as Associate Portfolio Managers of the fund and portfolios.

Robert B. Hrabchak no longer serves as Associate Portfolio Manager of the fund and portfolios.

Dated: June 15, 2001                                                     16-0601
                                                                             for
                                                                           WPISF
                                                                           ADEAG
                                                                           CSIEM
                                                                           CSINI
                                                                           TREMK
                                                                           TREPX
                                                                           TRIUS